Corgi Lithography & Semiconductor Photonics ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Commercial and Service Industry Machinery Manufacturing - 12.3%
Camtek Ltd. (a)	31,999	$ 5,219,677
Coherent Corp. (a)	40,726	16,065,185
KLA Corp.	87,270	26,330,232
Nova Ltd. (a)	17,454	9,476,475
		57,091,569

Communications Equipment Manufacturing - 7.1%
ADTRAN Holdings, Inc. (a)	273,446	3,800,899
Ciena Corp. (a)	29,090	14,270,391
Lumentum Holdings, Inc. (a)	17,454	14,976,579
		33,047,869

Computer Systems Design and Related Services - 1.6%
PDF Solutions, Inc. (a)	101,815	7,207,484

Glass and Glass Product Manufacturing - 5.6%
Corning, Inc.	101,815	26,006,605

Industrial Machinery Manufacturing - 10.5%
ASML Holding NV	20,363	40,510,967
Veeco Instruments, Inc. (a)	104,724	7,938,079
		48,449,046

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 6.8%
Aehr Test Systems (a)	49,453	4,750,455
Fabrinet (a)	14,545	8,175,454
Onto Innovation, Inc. (a)	29,090	11,009,110
Viavi Solutions, Inc. (a)	162,904	7,778,666
		31,713,685

Nonferrous Metal (except Aluminum) Production and Processing - 0.2%
Materion Corp.	2,909	865,108

Other Electrical Equipment and Component Manufacturing - 2.9%
IPG Photonics Corp. (a)	46,544	5,460,542
Novanta, Inc. (a)	49,453	8,023,255
		13,483,797

Other Financial Investment Activities - 1.3%
Aeva Technologies, Inc. (a)	215,440	6,187,437

Other General Purpose Machinery Manufacturing - 1.1%
Hesai Group - ADR (a)	273,446	4,982,186

Plastics Product Manufacturing - 2.5%
Entegris, Inc.	63,998	11,510,680

Scientific Research and Development Services - 3.4%
Marvell Technology, Inc.	52,362	15,598,116

Semiconductor and Other Electronic Component Manufacturing - 41.9% (b)
Applied Materials, Inc.	43,635		31,548,105
Applied Optoelectronics, Inc. (a)	46,544		6,895,959
AXT, Inc. (a)	81,452		5,871,060
Credo Technology Group Holding Ltd. (a)	49,453		13,448,743
FormFactor, Inc. (a)	49,453		7,909,018
GLOBALFOUNDRIES, Inc.	11,636		958,923
Lam Research Corp.	66,907		28,992,810
Lightwave Logic, Inc. (a)	58,180		550,383
MACOM Technology Solutions Holdings, Inc. (a)	34,908		13,277,956
nLight, Inc. (a)	81,452		5,670,688
Ouster, Inc. (a)	168,722		10,548,500
Photronics, Inc. (a)	107,633		3,501,302
POET Technologies, Inc. (a)	299,627		3,080,166
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	93,088		44,456,036
Teledyne Technologies, Inc. (a)	5,818		3,880,024
Tower Semiconductor Ltd. (a)	11,636		3,032,807
Ultra Clean Holdings, Inc. (a)	69,816		9,955,063
			193,577,543
TOTAL COMMON STOCKS (Cost $388,601,944)			449,721,125

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	11,850,878		11,850,878
TOTAL MONEY MARKET FUNDS (Cost $11,850,878)			11,850,878

TOTAL INVESTMENTS - 99.8% (Cost $400,452,822)			461,572,003
Other Assets in Excess of Liabilities - 0.2%		0.00184	849,899
TOTAL NET ASSETS - 100.0%			$ 462,421,902

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Lithography & Semiconductor Photonics ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 449,721,125	$ –	$ –	$ 449,721,125
Money Market Funds	11,850,878	–	–	11,850,878
Total Investments	$ 461,572,003	$ –	$ –	$ 461,572,003

Refer to the Schedule of Investments for further disaggregation of investment categories.